LEASES - Potential Addition/(Reduction) in Future Cash Flows From Extension Options and/or Termination Options (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	$ 3	$ 38
Potential termination options	(1)	(6)
Potential residual value guarantees	7	3
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	1	1
Potential termination options	(1)	(2)
Potential residual value guarantees	1	1
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	1	8
Potential termination options	0	(2)
Potential residual value guarantees	1	1
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	0	13
Potential termination options	0	(1)
Potential residual value guarantees	2	1
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	1	16
Potential termination options	0	(1)
Potential residual value guarantees	$ 3	$ 0